Concentration of Risk (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration of Risk [Line Items]
Cash and cash equivalents	$ 5,098,420	$ 8,904,618	$ 20,740,375
Restricted cash	203,779	401,110
Short-term bank loans	15,265,739	14,236,270
TWD [Member]
Concentration of Risk [Line Items]
Cash and cash equivalents	1,806,939
Restricted cash		1,227,189
JPY [Member]
Concentration of Risk [Line Items]
Cash and cash equivalents	$ 169,939	$ 105,373